Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Fair Value Measurements [Line Items]
Fair value of private warrants	$ 720	$ 7,400	$ 400		$ (43,900)		$ (53,500)
Private Warrants [Member]
Fair Value Measurements [Line Items]
Fair value of private warrants				$ 8,900